                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: [_]; Amendment Number:
                                                ------------------

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BDT Capital Partners, LLC
Address: 401 North Michigan Avenue, Suite 3100
         Chicago, Illinois 60611

Form 13F File Number: 28- _________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Bush
Title: Vice President, General Counsel & Secretary
Phone: 312-660-7300

Signature, Place, and Date of Signing:


/s/ William Bush                 Chicago, IL          February 14, 2011
------------------------     ------------------      ---------------------
    [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           4

Form 13F Information Table Value Total:    $117,235
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.   Form 13F File Number     Name
     ---   --------------------     ----
     1     28-                      BDTCP GP I, LLC

                       FORM 13F INFORMATION TABLE

         Column 1               Column 2    Column 3   Column 4      Column 5         Column 6   Column 7       Column 8
-------------------------- ---------------- --------- ---------- ------------------ ------------ -------- -------------------
                                                                                                           Voting  Authority
                                                        Value    SHRS or   SH/ PUT/  Investment   Other   -------------------
      Name of Issuer         Title of Class  Cusip     (x$1000)  PRN AMT   PRN CALL  Discretion  Manager   Sole  Shared   None
-------------------------- ---------------- --------- ---------- --------- --- ---- ------------ -------- ------ ------   ----


BERKSHIRE HATHAWAY INC DEL      CL A         084670108   41,194        342  SH       DEFINED      1          342   0       0

GAP INC DEL                     COM          364760108   40,195  1,815,500  SH       DEFINED      1    1,815,500   0       0

MOLEX INC                       CL A         608554200   31,154  1,651,000  SH       DEFINED      1    1,651,000   0       0

WAL MART STORES INC             COM          931142103    4,692     87,000  SH       DEFINED      1       87,000   0       0



